CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 731,007	$ 228,763
Restricted cash	36,840,040
Accrued straight-line rents receivable	2,351,316	1,204,778
Accounts receivable, net	29,468,813	3,906,837
Trade receivable from related parties	327,539	4,872,562
Inventories	2,670,238	87,400
Deposit with property developer	29,298,851
Prepayments and other receivables	27,040,114	3,913,550
Loans receivable from related parties	115,751	2,126,551
Current deferred tax assets	316,452	403,292
Net asset of discontinued operation	957,774
Total current assets	130,117,895	16,743,733
Non-current assets
Real estate and related assets, net	81,038,653	45,497,958
Long term prepaid lease	343,471
Prepayment for acquisition of properties	4,464,654	2,478,802
Long-term deferred tax assets	2,239,957	711,149
Total non-current assets	88,086,735	48,687,909
TOTAL ASSETS	218,204,630	65,431,642
Current liabilities
Short-term loans	60,077,376	12,067,735
Accounts payable	30,894,677	4,952,023
Notes payable	45,119,840
Accounts payable to related parties		324,374
Advance from customers	4,750,861	937,623
Accrued expenses and other payables	14,045,317	2,252,570
Taxes payable	293,291	301,597
Loans payable to related parties	3,547,564	833,777
Current deferred tax liabilities	487,499	563,017
Total current liabilities	159,216,425	22,232,716
Non-current liabilities
Long term bank loans	4,250,000
Long term deferred tax liabilities	13,182,331	6,714,913
Total liabilities	176,648,756	28,947,629
Commitment and contingencies
Stockholders' equity
Preferred Stock,$0.00001 par value 20,000,000 shares authorized, none issued at June 30, 2011 and December 31, 2010
Common stock (US$0.00001 par value, 480,000,000 shares authorized, 399,999,847 and 391,543,500 shares issued and outstanding as of June 30, 2011 and December 31, 2010)	4,000	3,915
Additional paid in capital	27,457,486	26,466,609
Appropriated retained earnings	3,992	3,992
Unappropriated retained earnings	11,452,895	8,868,533
Accumulated other comprehensive income	1,918,763	1,140,964
Total stockholders' equity	40,837,136	36,484,013
Noncontrolling interest	718,738
Total equity	41,555,874	36,484,013
TOTAL LIABILITIES AND EQUITY	$ 218,204,630	$ 65,431,642